Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	12.31.23	12.31.22
Cash and banks	1,398	2,701
Mutual funds	7,730	2,375
Total cash and cash equivalents	9,128	5,076